EQUITABLE LIFE INSURANCE
                               COMPANY OF IOWA


                              SEPARATE ACCOUNT A


                                    ANNUAL
                                    REPORT


                              DECEMBER 31, 1995













                                  PRIMELITE

                               VARIABLE ANNUITY

























































The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by current Trust, Fund, and Separate Account prospectuses which contain important information concerning the Trust, the Fund, the Company, and its current public offering of variable annuity contracts.
















Equitable Life Insurance Company of Iowa
  Separate Account A
Annual Report
Period Ended December 31, 1995



          Table of Contents


Letter to Contract Owners

Separate Account A Financial Statements
     Report of Independent Auditors
     Statements of Net Assets
     Statements of Operations
     Statements of Changes in Net Assets
     Notes to Financial Statements










































Dear PrimElite Contract Owners:

Since its inception, the PrimElite Variable Annuity has been simplifying the process of accumulating dollars for retirement by providing you with an attractive means to help achieve your retirement goals. Benefits of the product include high quality professional fund management, flexible contract features, and tax-deferred accumulation.

Developed by Primerica Financial Services in partnership with Equitable Life Insurance Company of Iowa, the PrimElite has recently expanded its investment options to offer eight different Portfolios and a fixed account option in one product. Each option has a different objective and you may allocate dollars among any of the options based on your financial objectives. The recent addition of the Total Return, OTC and Appreciation Portfolios offers you even more investment flexibility in the PrimElite.

Smith Barney Mutual Funds Management Inc. lends its expertise to the management of five portfolios: Money Market, High Income, Income and Growth, International Equity, and Appreciation. Equitable Investment Services, Inc. is the investment advisor for the Equi-Select Series Trust, which includes the Research, OTC, and Total Return Portfolios. Management for these Portfolios is provided by Massachusetts Financial Services Company (MFS), the nation's oldest mutual fund company. You can also allocate some or all of your PrimElite dollars in an account offering a fixed rate of return. These investment funds and fixed account combined with the power of tax-deferral make the PrimElite a sensible choice for accumulating dollars for retirement.

If your investment needs change later, your PrimElite can change to meet those needs. You can transfer monies between the options up to 12 times per year without charge and without adverse tax consequences. Some restrictions apply to transfers from the fixed account. You should review your allocation periodically to assure that it is still consistent with your objectives.

We're pleased that you have selected the PrimElite as a retirement vehicle. Please contact our Customer Service
Department at 800-648-6810 or your PFS representative if you have questions about your PrimElite Variable Annuity.

Best regards,

/s/ Fred S. Hubbell

Fred S. Hubbell
President, Chairman and Chief Executive Officer
Equitable Life Insurance Company of Iowa








                Report of Independent Auditors




The Board of Directors
Equitable Life Insurance Company of Iowa


We have audited the accompanying statements of net assets of certain accounts of Equitable Life Insurance Company of Iowa Separate Account A (comprising, respectively, the Research, International Equity, Income and Growth, High Income, and Money Market Accounts) as of December 31, 1995, and the related statements of operations for the period January 1, 1995 or commencement of operations through December 31, 1995, and the statements of changes in net assets for the period from October 7, 1994 through December 31, 1994 and for the period January 1, 1995 or commencement of operations through December 31, 1995. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of certain accounts of the Equitable Life Insurance Company of Iowa Separate Account A at December 31, 1995, and the results of their operations for the period January 1, 1995 or commencement of operations through December 31, 1995 and the changes in their net assets for the period from October 7, 1994 through December 31, 1994 and the period from January 1, 1995 or commencement of operations through December 31, 1995 in conformity with generally accepted accounting principles.

                                     /s/ Ernst & Young LLP

Des Moines, Iowa
February 7, 1996











            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       December 31, 1995

                                                                    Research
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust
   Equi-Select Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)      $16,172,693

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   167,157 shares at $10.68 per share (cost - $1,753,674)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   276,435 shares at $12.86 per share (cost - $3,366,536)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   71,320 shares at $11.09 per share (cost - $791,011)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   1,277,892 shares at $1.00 per share (cost - $1,277,892)
                                                                  ____________
     TOTAL INVESTMENTS                                             16,172,693

 Accrued investment income                                            274,255
                                                                  ____________
     TOTAL NET ASSETS                                             $16,446,948
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             1,255,752
  Unit Value                                                            13.10
                                                                  ____________
  Net Assets                                                      $16,446,948
                                                                  ============

See accompanying notes.













            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       December 31, 1995

                                                                  International
                                                                      Equity
                                                                     Account
                                                                  ______________
ASSETS

 Investments at net asset value:
  Equi-Select Series Trust
   Equi-Select Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   167,157 shares at $10.68 per share (cost - $1,753,674)            $1,785,234

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   276,435 shares at $12.86 per share (cost - $3,366,536)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   71,320 shares at $11.09 per share (cost - $791,011)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   1,277,892 shares at $1.00 per share (cost - $1,277,892)
                                                                  ______________
     TOTAL INVESTMENTS                                                1,785,234

 Accrued investment income                                                   --
                                                                  ______________
     TOTAL NET ASSETS                                                $1,785,234
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 154,388
  Unit Value                                                              11.56
                                                                  ______________
  Net Assets                                                         $1,785,234
                                                                  ==============

See accompanying notes.











            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       December 31, 1995

                                                                    Income and
                                                                      Growth
                                                                     Account
                                                                  ______________
ASSETS

 Investments at net asset value:
  Equi-Select Series Trust
   Equi-Select Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   167,157 shares at $10.68 per share (cost - $1,753,674)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   276,435 shares at $12.86 per share (cost - $3,366,536)            $3,554,954

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   71,320 shares at $11.09 per share (cost - $791,011)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   1,277,892 shares at $1.00 per share (cost - $1,277,892)
                                                                  ______________
     TOTAL INVESTMENTS                                                3,554,954

 Accrued investment income                                                   --
                                                                  ______________
     TOTAL NET ASSETS                                                $3,554,954
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 295,134
  Unit Value                                                              12.05
                                                                  ______________
  Net Assets                                                         $3,554,954
                                                                  ==============

See accompanying notes.











            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       December 31, 1995

                                                                       High
                                                                      Income
                                                                     Account
                                                                  ______________
ASSETS

 Investments at net asset value:
  Equi-Select Series Trust
   Equi-Select Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   167,157 shares at $10.68 per share (cost - $1,753,674)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   276,435 shares at $12.86 per share (cost - $3,366,536)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   71,320 shares at $11.09 per share (cost - $791,011)                 $790,940

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   1,277,892 shares at $1.00 per share (cost - $1,277,892)
                                                                  ______________
     TOTAL INVESTMENTS                                                  790,940

 Accrued investment income                                                   --
                                                                  ______________
     TOTAL NET ASSETS                                                  $790,940
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                  72,283
  Unit Value                                                              10.94
                                                                  ______________
  Net Assets                                                           $790,940
                                                                  ==============

See accompanying notes.











            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       December 31, 1995

                                                                      Money
                                                                      Market
                                                                     Account
                                                                  ______________
ASSETS

 Investments at net asset value:
  Equi-Select Series Trust
   Equi-Select Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   167,157 shares at $10.68 per share (cost - $1,753,674)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   276,435 shares at $12.86 per share (cost - $3,366,536)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   71,320 shares at $11.09 per share (cost - $791,011)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   1,277,892 shares at $1.00 per share (cost - $1,277,892)           $1,277,892
                                                                  ______________
     TOTAL INVESTMENTS                                                1,277,892

 Accrued investment income                                                1,633
                                                                  ______________
     TOTAL NET ASSETS                                                $1,279,525
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 125,048
  Unit Value                                                              10.23
                                                                  ______________
  Net Assets                                                         $1,279,525
                                                                  ==============

See accompanying notes.











                     EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS
         For the period January 1, 1995 or Commencement of Operations*
                            through December 31, 1995

                                                International       Income
                                   Research         Equity        and Growth
                                   Account         Account         Account
                                ______________  ______________  ______________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                           $39,906          $2,011         $46,777
  Capital gains distributions         234,349              --          12,711

 Expenses (Note 2):
  Annual contract charges                (558)             --              --
  Administrative charges               (8,999)           (620)         (1,381)
  Mortality and expense
   risk charges                       (74,579)         (5,135)        (11,442)
                                ______________  ______________  ______________
  Net investment income (loss)        190,119          (3,744)         46,665

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain (loss) on
  investments                          19,662              (4)            106
 Net unrealized appreciation
  (depreciation) of
  investments                       1,548,017          31,560         188,418
                                ______________  ______________  ______________
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS          $1,757,798         $27,812        $235,189
                                ==============  ==============  ==============

*Commencement of operations - see Note 1

See accompanying notes.

















            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF OPERATIONS
  For the period January 1, 1995 or Commencement of Operations*
                    through December 31, 1995

                                     High           Money
                                    Income          Market
                                   Account         Account
                                ______________  ______________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                           $33,656         $12,980
  Capital gains distributions              --              --

 Expenses (Note 2):
  Annual contract charges                  --              --
  Administrative charges                 (298)           (364)
  Mortality and expense
   risk charges                        (2,475)         (3,016)
                                ______________  ______________
  Net investment income (loss)         30,883           9,600

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain (loss) on
  investments                              20              --
 Net unrealized appreciation
  (depreciation) of
  investments                             (71)             --
                                ______________  ______________
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS             $30,832          $9,600
                                ==============  ==============

*Commencement of operations - see Note 1

See accompanying notes.

















            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
For the period from October 7, 1994* through December 31, 1994 and for the period from January 1, 1995 or Commencement of Operations*
                    through December 31, 1995

                                                                     Research
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                  $4,874
  Net realized loss on investments                                           (3)
  Net unrealized depreciation of investments                            (20,124)
                                                                  ______________
  Net decrease in net assets resulting from operations                  (15,253)

 Changes from principal transactions:
  Purchase payments                                                     635,302
  Contract distributions and terminations                                   (50)
  Transfer payments from other Accounts                                  52,604
                                                                  ______________
  Increase in net assets derived from principal transactions            687,856
                                                                  ______________
  Total increase                                                        672,603
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                         672,603

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          190,119
  Net realized gain (loss) on investments                                19,662
  Net unrealized appreciation (depreciation) of investments           1,548,017
                                                                  ______________
  Net increase in net assets resulting from operations                1,757,798

 Changes from principal transactions:
  Purchase payments                                                   8,333,228
  Contract distributions and terminations                               (32,130)
  Transfer payments from (to) other Accounts                            588,563
  Transfer payments from (to) Fixed Account and other Funds           5,126,886
                                                                  ______________
  Increase in net assets derived from principal transactions         14,016,547
                                                                  ______________
  Total increase                                                     15,774,345
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                     $16,446,948
                                                                  ==============

*Commencement of operations - see Note 1

See accompanying notes.



            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
For the period from October 7, 1994* through December 31, 1994 and for the period from January 1, 1995 or Commencement of Operations*
                    through December 31, 1995

                                                                  International
                                                                      Equity
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                      --
  Net realized loss on investments                                           --
  Net unrealized depreciation of investments                                 --
                                                                  ______________
  Net decrease in net assets resulting from operations                       --

 Changes from principal transactions:
  Purchase payments                                                          --
  Contract distributions and terminations                                    --
  Transfer payments from other Accounts                                      --
                                                                  ______________
  Increase in net assets derived from principal transactions                 --
                                                                  ______________
  Total increase                                                             --
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($3,744)
  Net realized gain (loss) on investments                                    (4)
  Net unrealized appreciation (depreciation) of investments              31,560
                                                                  ______________
  Net increase in net assets resulting from operations                   27,812

 Changes from principal transactions:
  Purchase payments                                                   1,444,691
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                            300,075
  Transfer payments from (to) Fixed Account and other Funds              12,656
                                                                  ______________
  Increase in net assets derived from principal transactions          1,757,422
                                                                  ______________
  Total increase                                                      1,785,234
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      $1,785,234
                                                                  ==============

*Commencement of operations - see Note 1

See accompanying notes.


            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
For the period from October 7, 1994* through December 31, 1994 and for the period from January 1, 1995 or Commencement of Operations*
                    through December 31, 1995

                                                                      Income
                                                                    and Growth
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                      --
  Net realized loss on investments                                           --
  Net unrealized depreciation of investments                                 --
                                                                  ______________
  Net decrease in net assets resulting from operations                       --

 Changes from principal transactions:
  Purchase payments                                                          --
  Contract distributions and terminations                                    --
  Transfer payments from other Accounts                                      --
                                                                  ______________
  Increase in net assets derived from principal transactions                 --
                                                                  ______________
  Total increase                                                             --
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $46,665
  Net realized gain (loss) on investments                                   106
  Net unrealized appreciation (depreciation) of investments             188,418
                                                                  ______________
  Net increase in net assets resulting from operations                  235,189

 Changes from principal transactions:
  Purchase payments                                                   2,609,690
  Contract distributions and terminations                                   (77)
  Transfer payments from (to) other Accounts                            697,496
  Transfer payments from (to) Fixed Account and other Funds              12,656
                                                                  ______________
  Increase in net assets derived from principal transactions          3,319,765
                                                                  ______________
  Total increase                                                      3,554,954
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      $3,554,954
                                                                  ==============

*Commencement of operations - see Note 1

See accompanying notes.


            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
For the period from October 7, 1994* through December 31, 1994 and for the period from January 1, 1995 or Commencement of Operations*
                    through December 31, 1995

                                                                       High
                                                                      Income
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                      --
  Net realized loss on investments                                           --
  Net unrealized depreciation of investments                                 --
                                                                  ______________
  Net decrease in net assets resulting from operations                       --

 Changes from principal transactions:
  Purchase payments                                                          --
  Contract distributions and terminations                                    --
  Transfer payments from other Accounts                                      --
                                                                  ______________
  Increase in net assets derived from principal transactions                 --
                                                                  ______________
  Total increase                                                             --
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $30,883
  Net realized gain (loss) on investments                                    20
  Net unrealized appreciation (depreciation) of investments                 (71)
                                                                  ______________
  Net increase in net assets resulting from operations                   30,832

 Changes from principal transactions:
  Purchase payments                                                     672,913
  Contract distributions and terminations                                (1,611)
  Transfer payments from (to) other Accounts                             76,650
  Transfer payments from (to) Fixed Account and other Funds              12,156
                                                                  ______________
  Increase in net assets derived from principal transactions            760,108
                                                                  ______________
  Total increase                                                        790,940
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                        $790,940
                                                                  ==============

*Commencement of operations - see Note 1

See accompanying notes.


            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
For the period from October 7, 1994* through December 31, 1994 and for the period from January 1, 1995 or Commencement of Operations*
                    through December 31, 1995

                                                                      Money
                                                                      Market
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                      --
  Net realized loss on investments                                           --
  Net unrealized depreciation of investments                                 --
                                                                  ______________
  Net in net assets resulting from operations                                --

 Changes from principal transactions:
  Purchase payments                                                          --
  Contract distributions and terminations                                    --
  Transfer payments from other Accounts                                      --
                                                                  ______________
  Increase in net assets derived from principal transactions                 --
                                                                  ______________
  Total increase                                                             --
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $9,600
  Net realized gain (loss) on investments                                    --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                  ______________
  Net increase in net assets resulting from operations                    9,600

 Changes from principal transactions:
  Purchase payments                                                   3,007,403
  Contract distributions and terminations                               (13,913)
  Transfer payments from (to) other Accounts                         (1,662,784)
  Transfer payments from (to) Fixed Account and other Funds             (60,781)
                                                                  ______________
  Increase in net assets derived from principal transactions          1,269,925
                                                                  ______________
  Total increase                                                      1,279,525
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      $1,279,525
                                                                  ==============

*Commencement of operations - see Note 1

See accompanying notes.


          EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                     SEPARATE ACCOUNT A
                NOTES TO FINANCIAL STATEMENTS
                     December 31, 1995


NOTE 1 -  INVESTMENT AND ACCOUNTING POLICIES
Equitable Life Insurance Company of Iowa Separate Account A was organized by Equitable Life Insurance Company of Iowa (the "Company") in accordance with the provisions of Iowa Insurance laws and is a part of the total operations of the Company. The assets and liabilities of the Equitable Life Insurance Company of Iowa Separate Account A are clearly identified and distinguished from the other assets and liabilities of the Company. Commencement of operations is defined as the date of initial sale of contract units to contract owners. The Equitable Life Insurance Company of Iowa Separate Account A investment accounts commenced operations on October 7, 1994 for the Research Account, March 27, 1995 for the International Equity Account, April 5, 1995 for the Income and Growth Account, April 28, 1995 for the High Income Account, and May 24, 1995 for the Money Market Account. Investments are stated at the closing net asset values per share on December 31, 1995.

Equitable Life Insurance Company of Iowa Separate Account A consists of fourteen investment accounts, four of which (International Equity, Income and Growth, High Income, and Money Market), as directed by eligible contract owners, are invested in specified portfolios of the Smith Barney/Travelers Series Fund Inc., an open-end management investment company under the Investment Company Act of 1940, which commenced operations on June 16, 1994. Activity in these four investment accounts, as well as the Research Account, which invests in the Equi-Select Series Trust, is available to contract owners of the PrimElite Variable Annuity Product.

The remaining ten investment accounts (including the Research Account) are invested in specified portfolios of the Equi-Select Series Trust, which commenced operations on October 4, 1994. These ten investment accounts are available to contract owners of the Equi-Select Variable Annuity product.

The financial statements included herein present only those investment accounts available to contract owners of the PrimElite Variable Annuity product. The financial statements of the remaining investment accounts available to contract owners of the Equi-Select Variable Annuity product are presented separately.

The average cost method is used to determine realized gains and losses. Dividends are taken into income on an accrual basis as of the ex-dividend date.

NOTE 2 -  EXPENSES
The Company is compensated for mortality and expense risks and administrative costs by a charge equivalent to an annual rate of 1.25% and 0.15%, respectively, of the total net assets of each Account. These charges amounted to $96,647 and $11,662, respectively, during 1995 ($980 and $118, respectively in 1994).


NOTE 2 - EXPENSES (continued)
An annual contract charge of $30 is deducted on each contract anniversary prior to the maturity date, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the contract anniversary. During 1995, annual contract charges amounted to $558. No annual contract charges were assessed in 1994.

A transfer charge computed as the lesser of 2% of the contract value transferred or $25 will be imposed on each transfer between Accounts in excess of twelve in any one calendar year. A withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of the purchase payment and reduces by 1% at each subsequent purchase payment anniversary.


NOTE 3 - FEDERAL INCOME TAXES
Operations of the Equitable Life Insurance Company of Iowa Separate Account A form a part of the operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to operations of Equitable Life Insurance Company of Iowa Separate Account A.


NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                 Period From
                               January 1, 1995 or
                               Commencement of              Period From
                                  Operations             October 7, 1994 to
                              to December 31, 1995       December 31, 1994
                            _________________________  _________________________
                             Purchases      Sales       Purchases      Sales
                            ____________ ____________  ____________ ____________
Research Portfolio          $14,168,762     $230,594      $687,042          $69
International Equity
   Portfolio                  1,754,791        1,113            --           --
Income and Growth Portfolio   3,373,110        6,680            --           --
High Income Portfolio           792,963        1,972            --           --
Money Market Portfolio        2,614,578    1,336,686            --           --











NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Transactions in units were as follows:

                                  Period From
                               January 1, 1995 or
                                Commencement of              Period From
                                  Operations             October 7, 1994 to
                              to December 31, 1995        December 31, 1994
                            _________________________  _________________________
                             Purchases      Sales       Purchases      Sales
                            ____________ ____________  ____________ ____________
Research Account              1,196,506        9,931        69,182            5
International Equity Account    154,388           --            --           --
Income and Growth Account       295,140            6            --           --
High Income Account              72,433          150            --           --
Money Market Account            295,977      170,929            --           --

NOTE 6 - NET ASSETS

Net assets at December 31, 1995 consisted of the following:

                                          International      Income
                              Research        Equity       and Growth
                              Account        Account        Account
                           ______________ ______________ ______________
Unit transactions            $14,724,226     $1,757,418     $3,319,871
Accumulated net
 investment income (loss)        194,829         (3,744)        46,665
Net unrealized appreciation
 (depreciation) of
 investments                   1,527,893         31,560        188,418
                           ______________ ______________ ______________
                             $16,446,948     $1,785,234     $3,554,954
                           ============== ============== ==============

                                High          Money
                               Income         Market
                              Account        Account
                           ______________ ______________
Unit transactions               $760,190     $1,275,454
Accumulated net
 investment income (loss)         30,821          4,071
Net unrealized appreciation
 (depreciation) of
 investments                         (71)            --
                           ______________ ______________
                                $790,940     $1,279,525
                           ============== ==============
























The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by current Trust, Fund, and Separate Account prospectuses which contain important information concerning the Trust, the Fund, the Company, and its current public offering of variable annuity contracts.


















































































The PrimElite Variable Annuity is distributed by Equitable of Iowa Securities
   Network, Inc., an affiliate of Equitable Life Insurance Company of Iowa.



                          EQUITABLE LIFE OF IOWA
                 P.O. BOX 9271, DES MOINES, IA  50306-9271